Cover Page	Sep. 30, 2026
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	WESTPORT FUEL SYSTEMS INC.
Entity Central Index Key	0001370416
Document Period End Date	Sep. 30, 2026
Amendment Flag	false
Current Fiscal Year End Date	--12-31